UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	.78%
Actual		$ 1,000.00	$ 978.50	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.78%
Actual		$ 1,000.00	$ 979.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.45%
Actual		$ 1,000.00	$ 975.20	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 974.80	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 980.30	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.1	14.3
Texas	13.3	12.7
New York	10.4	9.5
Illinois	10.3	9.9
Florida	6.1	4.8
Top Five Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.5	32.1
Health Care	18.9	19.2
Water & Sewer	9.0	9.1
Transportation	8.8	8.8
Special Tax	8.2	7.7
Weighted Average Maturity as of April 30, 2011
		6 months ago
Years	8.9	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2011
6 months ago
Years	8.6	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA 10.8%	AAA 11.4%
AA,A 79.5%	AA,A 74.5%
BBB 6.4%	BBB 6.5%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 1.8%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,538,475
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,063,730
		2,602,205
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,086,910
5.25% 10/1/20 (FSA Insured)	1,600,000	1,720,256
5.25% 10/1/21 (FSA Insured)	850,000	902,683
5.25% 10/1/26 (FSA Insured)	500,000	514,350
5.25% 10/1/28 (FSA Insured)	1,600,000	1,639,248
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,221,869
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,286,124
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,024,720
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,340,341
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,242,262
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,548,647
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,156,780
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,646,739
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	961,570
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,123,020
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,405,609
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,049,620
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,565,013
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	933,900
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,444,935
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	820,000	783,289
		33,597,885
California - 16.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,645,632
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	3,860,870
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,631,800
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	652,217
Series A, 5% 7/1/18	1,400,000	1,591,674
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,071
5% 11/1/24	2,400,000	2,490,144
5% 6/1/27 (AMBAC Insured)	600,000	605,448
5% 9/1/27	1,410,000	1,428,302
5% 3/1/31	1,800,000	1,779,786
5% 9/1/31	1,500,000	1,482,915
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	835,333
5% 9/1/32	1,600,000	1,552,912
5% 8/1/33	900,000	862,632
5% 9/1/33	1,800,000	1,725,120
5% 9/1/35	1,600,000	1,507,600
5.125% 11/1/24	600,000	611,862
5.25% 2/1/16	1,000,000	1,078,880
5.25% 2/1/24	1,000,000	1,021,530
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	504,345
5.25% 2/1/28	1,200,000	1,211,004
5.25% 2/1/33	2,000,000	1,981,920
5.25% 12/1/33	20,000	19,816
5.25% 3/1/38	2,600,000	2,505,646
5.25% 11/1/40	700,000	672,630
5.5% 8/1/27	2,100,000	2,199,330
5.5% 8/1/29	2,800,000	2,902,872
5.5% 8/1/30	2,000,000	2,053,860
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 5,400,000	$ 5,422,356
5.5% 3/1/40	1,000,000	1,007,560
6% 3/1/33	2,550,000	2,726,205
6% 4/1/38	5,300,000	5,543,800
6% 11/1/39	11,700,000	12,262,302
6.5% 4/1/33	3,850,000	4,223,219
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,022,640
Series 2009 E, 5.625% 7/1/25	2,000,000	2,058,460
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	894,231
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,125,372
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,560,725
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,135,919
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,073,540
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (f)	25,000	32,630
6.5% 10/1/38	1,375,000	1,474,935
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	1,052,670
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,943,600
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,654,608
5% 11/1/21	1,760,000	1,798,122
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,005,580
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,013,540
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,751,119
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,438,322
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,610,695
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,425,000	$ 1,490,593
Series 2009 G1, 5.75% 10/1/30	600,000	601,944
Series 2009 I:
6.125% 11/1/29	400,000	422,048
6.375% 11/1/34	1,000,000	1,036,770
Series 2010 A, 5.75% 3/1/30	1,000,000	1,003,340
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,473,474
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	928,550
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,369,200
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,208,220
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,300,993
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	531,979
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,488
5.75% 1/15/40	600,000	499,350
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,174,848
5% 6/1/45	1,000,000	810,650
Series 2007 A1, 5% 6/1/33	400,000	262,068
5% 6/1/45 (FSA Insured)	105,000	89,091
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,066,020
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,214,980
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	313,008
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,999,480
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,294,956
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,114,900
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	898,880
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,052,430
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,067,900
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,101,690
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,047,538
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,011,880
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	239,640
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	1,995,000	1,813,236
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	433,820
6.5% 8/1/27	1,000,000	1,135,570
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	982,430
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,177,066
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	638,150
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	404,844
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,413,652
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	629,240
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	664,773
5.5% 5/15/20 (AMBAC Insured)	740,000	743,219
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,716,679
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 500,000	$ 500,640
5.75% 5/15/30	5,985,000	6,463,501
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,028,150
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,007,457
Series A, 5% 7/1/15	1,025,000	1,086,008
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	718,550
		175,862,194
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (f)	1,810,000	2,013,535
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (f)	1,200,000	890,484
0% 7/15/22 (Escrowed to Maturity) (f)	2,800,000	1,871,632
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	883,693
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,779,680
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	220,476
Series A, 5% 7/1/14	570,000	557,289
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,238,394
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	1,021,440
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	803,325
Series 2010 A, 0% 9/1/41	2,000,000	173,820
Series 2010 C, 5.25% 9/1/25	1,000,000	908,810
		15,362,578
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,293,760
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,270,940
		5,564,700
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,183,272
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,896,791
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,723,888
Series B, 4.75% 6/1/32	500,000	444,850
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,548,672
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	696,740
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,280,973
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,159,350
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	687,463
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,842,348
		17,464,347
Florida - 6.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,007,310
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,089,340
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,530,345
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,603,755
5% 6/1/17 (FSA Insured)	1,000,000	1,058,960
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,512,650
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 607,434
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 101) (f)	1,000,000	1,065,850
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,814,416
Series 2006 E, 5% 6/1/35	700,000	709,254
Series 2010 B, 5.125% 6/1/40	7,500,000	7,682,850
Series A, 5.5% 6/1/38	400,000	419,636
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,085,470
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	542,805
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,177,624
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	971,180
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	486,103
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	80,692
Series 2006 G:
5% 11/15/16	95,000	104,718
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,856
5.125% 11/15/18	965,000	1,034,191
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	41,221
Series 2008 B, 6% 11/15/37	2,000,000	2,038,700
Series B:
5% 11/15/14	875,000	950,329
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	141,604
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,444,577
5% 7/1/19	2,230,000	2,318,442
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (f)	1,000,000	1,377,280
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (f)	535,000	656,017
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 1,000,000	$ 1,025,460
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	990,690
Series 2009 B, 5% 10/1/18	4,790,000	5,102,979
Series Three 2010 D, 5% 10/1/38	1,600,000	1,576,448
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,421,595
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,700,000	2,578,986
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	1,847,240
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,109,100
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,596,720
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,002,581
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	958,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,118,634
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	524,620
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,339,282
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,257,695
		65,008,949
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,056,770
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	8,970,000	8,307,117
Series 2009 A:
6% 11/1/25	3,000,000	3,257,340
6.25% 11/1/39	3,500,000	3,620,995
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,212,826
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	768,515
Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,800,000	1,257,570
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	$ 930,000	$ 930,660
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,559,775
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,378,637
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,427,204
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,700,000	1,906,065
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,597,180
		33,280,654
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,250,000	1,371,525
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,581,376
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,269,960
		2,851,336
Illinois - 10.3%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,064,921
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	712,260
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,222,788
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	2,923,146
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	301,001
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,478,703
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	21,696
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	243,002
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 525,000	$ 496,088
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,560
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,405,000	1,309,277
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	305,000	305,769
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,300,884
Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,352
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,420,342
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,088,250
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,131,999
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	304,332
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,200
Series 2010 A, 5.25% 11/15/33	3,250,000	3,254,778
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,402,805
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	295,684
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,222,013
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,506,112
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,059,460
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	904,990
Series 2010:
5% 2/15/22	1,000,000	969,930
5.25% 2/15/30	2,600,000	2,377,752
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,153,524
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,300,000	$ 1,239,186
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,189,812
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,357,450
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,723,870
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,375,440
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,044,400
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,600,000	2,488,018
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,537,800
Series 2009 D, 6.625% 11/1/39	1,445,000	1,487,815
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,805,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,097,305
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,190,040
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,123,683
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,490
Series 2006, 5.5% 1/1/31	1,000,000	989,260
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,311,739
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,101,764
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,859,580
5.25% 5/15/32 (FSA Insured)	360,000	330,181
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,033,370
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	529,770
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,937,978
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,340,240
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 1,000,000	$ 767,760
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,291,587
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (f)	235,000	210,090
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	623,246
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,092,819
Lake County Forest Preservation District Series 2007 A, 0.557% 12/15/13 (d)	885,000	867,433
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,918,460
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,203,264
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	505,000
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,365,439
Series 2010 B1, 0% 6/15/44	3,900,000	438,438
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,548,956
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	629,189
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,392,756
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	193,890
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,451
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	995,650
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,058,320
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,700,000	$ 3,342,099
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,030,528
Series 2009 A, 5.75% 4/1/38	2,940,000	2,962,109
Series 2010 A:
5% 4/1/25	1,000,000	1,006,390
5.25% 4/1/30	1,000,000	995,200
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,940,245
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	902,800
0% 11/1/16 (FSA Insured)	1,100,000	905,729
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	902,190
		112,073,047
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,958,743
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,299,733
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	929,010
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	1,852,040
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,129,520
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,071,092
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	822,630
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,067,910
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,081,250
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,014,479
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	2,007,200
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	704,101
5% 7/1/35	500,000	512,080
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,004,490
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,881,817
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	744,177
		27,080,272
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	55,000	57,626
5.125% 6/1/39	70,000	63,757
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,211,352
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,380,000	3,426,576
		4,759,311
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	1,983,201
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	369,093
5.25% 11/15/16	955,000	1,041,580
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,052,450
Olathe Health Facilities Rev.:
(Olathe Med. Ctr. Proj.) Series 2010 A, 5% 9/1/30	1,000,000	916,410
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Olathe Health Facilities Rev.: - continued
Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	$ 1,000,000	$ 1,014,140
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	300,966
5% 11/15/17	500,000	539,805
		7,217,645
Kentucky - 1.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,203,310
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	999,990
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	952,000
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,569,775
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	3,505,000	3,383,727
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,208,301
		13,317,103
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,868,296
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,616,848
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,007,130
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,655,471
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,260
0% 9/1/15 (AMBAC Insured)	700,000	580,384
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	376,557
		8,113,946
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 1,100,000	$ 1,149,720
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,024,160
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,321,775
		3,495,655
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	509,715
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	400,000	327,140
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,752,296
5.75% 7/1/13 (Escrowed to Maturity) (f)	405,000	426,234
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,059,840
Series 2010, 5.125% 7/1/39	900,000	834,912
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	833,569
6% 1/1/38	2,800,000	2,847,292
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	916,920
		9,507,918
Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,430,856
Massachusetts Gen. Oblig.:
Series 2007 A, 0.774% 5/1/37 (d)	1,000,000	763,090
Series 2007 C:
5% 8/1/37	4,800,000	4,832,880
5.25% 8/1/24	2,200,000	2,424,444
Series 2009 C, 5% 7/1/21	4,135,000	4,690,951
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	892,310
5.125% 7/1/38	1,000,000	864,240
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,073,370
Series G, 5.375% 7/1/24	245,000	245,103
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	$ 5,000,000	$ 5,330,300
5% 8/15/30	4,500,000	4,628,745
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	656,688
Massachusetts St Dev. Fin. Ag Series I, 6.75% 1/1/36	1,000,000	985,710
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,008
		28,828,695
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,734,614
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,126,455
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,136,990
Series 2006, 5% 7/1/36	2,800,000	2,346,428
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,454,554
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,734,660
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,090,580
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,502,194
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,557,261
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,121,070
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,150,358
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,003,860
Series 2008 A, 5.75% 5/15/38	1,000,000	1,000,550
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,651,450
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	711,780
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 600,000	$ 681,660
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,053,520
		25,057,984
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,686,226
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (f)	3,865,000	4,117,307
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (e)	1,000,000	1,077,530
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,069,220
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,223,662
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	969,210
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	989,270
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,222,648
Series 2003 11, 5.25% 12/1/18	1,000,000	1,075,670
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,103,480
Series 2009, 5.75% 7/1/39	1,600,000	1,498,480
		16,032,703
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,089,948
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	854,446
		1,944,394
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 1,800,000	$ 1,792,854
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (d)	1,100,000	904,002
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,376,388
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	973,770
		3,254,160
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,008,120
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,061,900
5.625% 7/1/32	3,000,000	3,159,360
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,860
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,760
		7,351,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,730,898
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	100,191
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,032,490
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	947,060
		3,810,639
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	796,929
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,023,820
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,038,840
5.25% 3/1/23	2,000,000	2,049,920
5.25% 3/1/25	1,500,000	1,526,370
5.25% 3/1/26	915,000	929,484
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,039,040
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,702,272
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	998,450
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	425,768
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,022,600
		12,553,493
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,818,899
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,204,940
		4,023,839
New York - 10.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,612,950
5.75% 5/1/21 (FSA Insured)	1,200,000	1,241,316
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,755,776
5.75% 5/1/25 (FSA Insured)	600,000	629,154
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,673,640
5% 2/15/47	1,200,000	1,004,184
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,429,484
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,067,360
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	$ 880,000	$ 970,130
Series 2005 G, 5% 8/1/15	1,000,000	1,132,280
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,584,330
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,202,920
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,383,834
Series 2009 I-1, 5.625% 4/1/29	600,000	644,886
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	501,930
Series 2003 A, 5.125% 6/15/34	2,000,000	2,007,720
Series 2003 E, 5% 6/15/34	1,600,000	1,607,552
Series 2005 D:
5% 6/15/37	400,000	402,192
5% 6/15/38	1,300,000	1,306,643
5% 6/15/39	500,000	498,475
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,364,608
Series 2009 A, 5.75% 6/15/40	2,300,000	2,468,889
Series 2009 CC, 5% 6/15/34	2,100,000	2,121,168
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,833,210
Series FF 2, 5.5% 6/15/40	3,000,000	3,102,900
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,045,810
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,075,720
Series 2009 S4:
5.5% 1/15/39	850,000	872,984
5.75% 1/15/39	1,600,000	1,673,680
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,023,370
6% 11/1/28 (b)	2,000,000	2,051,640
Series 2004 B, 5% 8/1/32	1,300,000	1,312,519
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,009,350
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,005,790
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,671,660
Series 2007 A, 5% 3/15/32	2,400,000	2,437,632
Series 2009 A, 5% 2/15/34	1,100,000	1,116,918
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,200,000	$ 1,255,356
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,076,070
Series 2007 B, 5.25% 7/1/24	200,000	199,422
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,530
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,133,100
Series B, 5% 11/15/34	1,200,000	1,203,288
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,119,621
Series 2008 A, 5.25% 11/15/36	3,700,000	3,658,893
Series 2008 C, 6.5% 11/15/28	1,000,000	1,110,360
Series 2010 D, 5.25% 11/15/40	1,400,000	1,373,190
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,560,270
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,642,512
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,620,975
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,195,909
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	980,000	1,030,274
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,047,790
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,465,020
5.5% 6/1/14	440,000	441,492
5.5% 6/1/16	4,700,000	4,714,805
5.5% 6/1/17	4,000,000	4,012,960
Series 2003B 1C:
5.5% 6/1/14	360,000	361,220
5.5% 6/1/15	1,700,000	1,705,695
5.5% 6/1/16	1,000,000	1,003,270
5.5% 6/1/17	1,600,000	1,605,184
5.5% 6/1/18	2,800,000	2,886,968
5.5% 6/1/19	1,600,000	1,691,440
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 5,000,000	$ 5,264,000
5.5% 6/1/22	1,500,000	1,574,235
		113,853,453
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	501,190
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,400,000	1,460,956
		1,962,146
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,015,110
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (e)	1,000,000	1,031,860
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,312,122
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,162,236
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	355,529
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	1,800,000	1,823,886
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,079,060
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,047,360
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,557,584
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,010,070
Series 2010 B, 5% 1/1/20	1,300,000	1,442,467
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	1,750,000	1,776,583
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,421,863
		16,035,730
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	$ 750,000	$ 711,428
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,189,945
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,255,678
		4,157,051
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,375,220
Series A-2:
5.875% 6/1/47	400,000	267,476
6.5% 6/1/47	1,000,000	732,920
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	896,470
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,269,360
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,605,225
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	411,037
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,353,492
		7,911,200
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,820,854
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,047,680
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,103,826
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,608,195
		7,580,555
Oregon - 0.6%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,201,764
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (f)	$ 1,715,000	$ 1,732,150
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	567,960
5.75% 8/1/26	1,000,000	1,128,450
5.75% 8/1/28	500,000	558,170
5.75% 8/1/29	500,000	556,170
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,167,850
		6,912,514
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	942,778
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,088,373
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,347,063
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,629,308
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	815,899
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,912
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,100,256
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,008,540
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,494,180
Series 2009 D, 5.5% 12/1/41	2,400,000	2,371,872
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	518,245
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	586,542
Ninth Series, 5.25% 8/1/40	800,000	740,432
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	653,370
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 206,066
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,033,600
		20,005,436
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,609,725
Series 2006 C, 5.25% 1/1/15 (e)	1,000,000	1,023,960
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	626,022
5.75%, tender 7/1/17 (d)	1,100,000	1,162,271
Series N, 5.5% 7/1/22	1,100,000	1,120,020
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	368,452
Series 2009 A, 6% 8/1/42	1,400,000	1,400,742
		8,311,192
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,062,550
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	2,840,000	3,051,296
		4,113,846
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,993,563
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,059,660
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,105,426
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	268,908
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,031,090
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	$ 5,000,000	$ 5,068,850
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,038,150
		13,565,647
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,046,550
5% 12/15/15	1,500,000	1,556,805
5% 12/15/16	1,500,000	1,545,015
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,014,150
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,440,908
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,853,879
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (e)	1,600,000	1,662,160
		10,119,467
Texas - 13.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,209,516
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,135,800
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	809,630
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,267,331
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,134,900
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	304,791
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	909,621
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,533,500
Series 2008A, 5.25% 2/1/23	2,240,000	2,499,101
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,160,050
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Corsicana Independent School District 5.125% 2/15/28	$ 1,015,000	$ 1,080,650
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,262,758
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,836,741
5.25% 12/1/38	5,600,000	5,708,360
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,548,050
Series 2009 A, 5% 11/1/24	1,000,000	1,021,160
Series A:
5% 11/1/42	3,000,000	2,717,910
5.25% 11/1/12 (e)	1,000,000	1,057,250
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	343,845
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (f)	1,280,000	1,370,240
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,496,088
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,615,350
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,342,980
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,070
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(e)	1,500,000	1,532,490
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,151,025
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,028,160
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	589,440
5.25% 10/1/24	370,000	392,085
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (f)	230,000	261,841
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,307,676
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,040,200
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	$ 1,000,000	$ 1,033,790
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,336,114
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,533,349
0% 8/15/13	1,300,000	1,269,892
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,103,045
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	860,310
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,957,752
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,990,296
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	996,028
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	731,122
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,034,040
Lewisville Independent School District 0% 8/15/19	2,340,000	1,777,230
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,131,955
Longview Independent School District 5% 2/15/37	1,000,000	1,005,990
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,329,458
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	689,878
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,060,240
Mansfield Independent School District:
5.375% 2/15/26	145,000	145,312
5.5% 2/15/17	25,000	25,904
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,284,895
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,000,720
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,111,790
Series 2008 A, 6% 1/1/24	2,000,000	2,161,260
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	880,759
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 1,800,000	$ 1,831,554
6% 9/1/41	1,000,000	1,058,290
Northwest Texas Independent School District 5.5% 8/15/21	170,000	180,628
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	1,926,980
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	425,776
5.375% 8/15/37	2,000,000	2,099,140
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,765,784
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,660,235
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,091,220
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,329,417
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,639,985
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	400,000	404,172
5% 10/1/41	1,800,000	1,801,260
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,246,898
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,164,658
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,251,524
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,500,465
Series 2008, 4.75% 4/1/37	2,900,000	2,870,014
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,682,516
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	49,919
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	976,195
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,528,830
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,227,492
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 1,400,000	$ 1,422,148
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,801,151
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,633,966
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,110,380
5% 4/1/23	1,500,000	1,640,040
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,772,544
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,062,350
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,820,484
5.5% 2/15/37	2,100,000	2,187,759
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,470,154
		145,800,666
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,231,428
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	401,572
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,012,750
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,645,578
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,001,420
		5,061,320
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 4,000,000	$ 4,297,720
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	390,332
		4,688,052
Washington - 4.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	820,660
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,950,000	2,024,022
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,042,540
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,320
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,700
5% 1/1/35	2,000,000	2,015,820
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,808,708
Series 2008, 5.75% 1/1/43	3,600,000	3,822,156
Series 2009, 5.25% 1/1/42	1,000,000	1,012,500
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100) (f)	1,000,000	1,096,180
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,089,530
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,140
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (f)	1,200,000	953,376
Series S5, 0% 1/1/18	2,230,000	1,838,568
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,195,300
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,028,120
Series 2010 A, 5% 8/15/18	2,295,000	2,428,179
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,055,470
Series 2006 D, 5.25% 10/1/33	1,000,000	1,012,020
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,403,136
5.7% 7/1/38	2,270,000	2,141,450
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	16,867,825
		53,771,720
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	992,780
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	465,000	483,986
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	400,000	425,208
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	343,177
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	66,948
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,129,931
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	446,240
5.75% 7/1/30	500,000	488,055
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	871,400
Series B, 6% 2/15/25	1,500,000	1,500,960
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	494,380
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	919,818
		7,170,103
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,714,195
TOTAL MUNICIPAL BONDS (Cost $1,072,174,356)		1,078,139,532
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,523,055
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,073,674,356)		1,079,662,587
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,575,715
NET ASSETS - 100%		$ 1,092,238,302
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,767
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.5%
Health Care	18.9%
Water & Sewer	9.0%
Transportation	8.8%
Special Tax	8.2%
Electric Utilities	7.7%
Others* (Individually Less Than 5%)	10.9%
100.0%
* Includes net other assets
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,911,450 of which $1,172,353 and $739,097 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,073,674,356)		$ 1,079,662,587
Cash		2,399,349
Receivable for investments sold		2,012,404
Receivable for fund shares sold		1,456,687
Interest receivable		16,165,317
Prepaid expenses		1,047
Other receivables		1,599
Total assets		1,101,698,990

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,891,572
Payable for fund shares redeemed	3,053,114
Distributions payable	1,521,458
Accrued management fee	330,385
Distribution and service plan fees payable	231,362
Other affiliated payables	408,105
Other payables and accrued expenses	24,692
Total liabilities		9,460,688

Net Assets		$ 1,092,238,302
Net Assets consist of:
Paid in capital		$ 1,089,941,258
Undistributed net investment income		430,750
Accumulated undistributed net realized gain (loss) on investments		(4,121,937)
Net unrealized appreciation (depreciation) on investments		5,988,231
Net Assets		$ 1,092,238,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,887,468 ÷ 27,887,050 shares)	$ 12.47

Maximum offering price per share (100/96.00 of $12.47)	$ 12.99
Class T: Net Asset Value and redemption price per share ($219,474,605 ÷ 17,547,317 shares)	$ 12.51

Maximum offering price per share (100/96.00 of $12.51)	$ 13.03
Class B: Net Asset Value and offering price per share ($14,046,421 ÷ 1,129,142 shares)A	$ 12.44

Class C: Net Asset Value and offering price per share ($123,533,081 ÷ 9,881,761 shares)A	$ 12.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($387,296,727 ÷ 31,190,561 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 26,308,556
Income from Fidelity Central Funds		6,767
Total income		26,315,323

Expenses
Management fee	$ 2,084,545
Transfer agent fees	727,323
Distribution and service plan fees	1,507,616
Accounting fees and expenses	114,844
Custodian fees and expenses	7,493
Independent trustees' compensation	2,151
Registration fees	69,047
Audit	25,813
Legal	2,518
Miscellaneous	5,614
Total expenses before reductions	4,546,964
Expense reductions	(17,770)	4,529,194
Net investment income (loss)		21,786,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,210,487)
Change in net unrealized appreciation (depreciation) on investment securities		(50,294,833)
Net gain (loss)		(52,505,320)
Net increase (decrease) in net assets resulting from operations		$ (30,719,191)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,786,129	$ 42,466,021
Net realized gain (loss)	(2,210,487)	(514,042)
Change in net unrealized appreciation (depreciation)	(50,294,833)	41,887,893
Net increase (decrease) in net assets resulting from operations	(30,719,191)	83,839,872
Distributions to shareholders from net investment income	(21,764,052)	(42,412,688)
Share transactions - net increase (decrease)	(128,718,200)	166,873,091
Total increase (decrease) in net assets	(181,201,443)	208,300,275

Net Assets
Beginning of period	1,273,439,745	1,065,139,470
End of period (including undistributed net investment income of $430,750 and undistributed net investment income of $408,673, respectively)	$ 1,092,238,302	$ 1,273,439,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.239	.465	.479	.476	.488	.504
Net realized and unrealized gain (loss)	(.521)	.450	.991	(1.094)	(.185)	.193
Total from investment operations	(.282)	.915	1.470	(.618)	.303	.697
Distributions from net investment income	(.238)	(.465)	(.480)	(.477)	(.488)	(.505)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.238)	(.465)	(.480)	(.552)	(.583)	(.667)
Net asset value, end of period	$ 12.47	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Total Return B, C, D	(2.15)%	7.42%	12.96%	(5.06)%	2.39%	5.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.79%	.78%	.73%	.68%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.78%	.73%	.68%
Expenses net of all reductions	.78% A	.78%	.79%	.74%	.70%	.63%
Net investment income (loss)	3.87% A	3.64%	3.96%	3.85%	3.82%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 347,887	$ 448,794	$ 403,580	$ 235,466	$ 160,903	$ 144,183
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.239	.467	.481	.480	.484	.493
Net realized and unrealized gain (loss)	(.511)	.449	.990	(1.098)	(.177)	.181
Total from investment operations	(.272)	.916	1.471	(.618)	.307	.674
Distributions from net investment income	(.238)	(.466)	(.481)	(.477)	(.482)	(.492)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.238)	(.466)	(.481)	(.552)	(.577)	(.654)
Net asset value, end of period	$ 12.51	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Total Return B, C, D	(2.07)%	7.41%	12.94%	(5.05)%	2.42%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.77% A	.77%	.78%	.74%	.74%	.73%
Net investment income (loss)	3.87% A	3.65%	3.97%	3.85%	3.78%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,475	$ 253,136	$ 256,358	$ 233,891	$ 281,113	$ 310,132
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.197	.379	.397	.396	.398	.407
Net realized and unrealized gain (loss)	(.520)	.451	.993	(1.096)	(.185)	.193
Total from investment operations	(.323)	.830	1.390	(.700)	.213	.600
Distributions from net investment income	(.197)	(.380)	(.400)	(.395)	(.398)	(.408)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.197)	(.380)	(.400)	(.470)	(.493)	(.570)
Net asset value, end of period	$ 12.44	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Total Return B, C, D	(2.48)%	6.73%	12.26%	(5.70)%	1.68%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.45% A	1.44%	1.45%	1.40%	1.40%	1.39%
Net investment income (loss)	3.20% A	2.98%	3.30%	3.19%	3.12%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,046	$ 19,838	$ 26,607	$ 31,611	$ 48,172	$ 65,114
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Income from Investment Operations
Net investment income (loss) E	.191	.370	.390	.384	.388	.396
Net realized and unrealized gain (loss)	(.521)	.448	.999	(1.096)	(.187)	.192
Total from investment operations	(.330)	.818	1.389	(.712)	.201	.588
Distributions from net investment income	(.190)	(.368)	(.389)	(.383)	(.386)	(.396)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.190)	(.368)	(.389)	(.458)	(.481)	(.558)
Net asset value, end of period	$ 12.50	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Total Return B, C, D	(2.52)%	6.60%	12.19%	(5.77)%	1.58%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.53%	1.49%	1.49%	1.48%
Net investment income (loss)	3.10% A	2.89%	3.22%	3.09%	3.03%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,533	$ 151,847	$ 133,834	$ 72,444	$ 60,971	$ 62,799
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Income from Investment Operations
Net investment income (loss) D	.251	.492	.506	.504	.508	.520
Net realized and unrealized gain (loss)	(.509)	.443	.993	(1.093)	(.180)	.196
Total from investment operations	(.258)	.935	1.499	(.589)	.328	.716
Distributions from net investment income	(.252)	(.495)	(.509)	(.506)	(.513)	(.524)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.252)	(.495)	(.509)	(.581)	(.608)	(.686)
Net asset value, end of period	$ 12.42	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Total Return B, C	(1.97)%	7.62%	13.29%	(4.86)%	2.60%	5.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.55%	.55%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.54%	.53%	.54%
Expenses net of all reductions	.55% A	.55%	.55%	.50%	.50%	.49%
Net investment income (loss)	4.10% A	3.87%	4.20%	4.08%	4.02%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,297	$ 399,826	$ 244,761	$ 164,402	$ 132,581	$ 61,573
Portfolio turnover rate F	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,608,397
Gross unrealized depreciation	(20,307,770)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,300,627
Tax cost	$ 1,073,361,960

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,844,822 and $104,021,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 482,693	$ 23,029
Class T	-%	.25%	288,326	5,609
Class B	.65%	.25%	73,561	53,575
Class C	.75%	.25%	663,036	156,408
			$ 1,507,616	$ 238,621

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,301
Class T	4,171
Class B*	38,741
Class C*	17,419
$ 107,632

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 227,304.12
Class T	132,301.12
Class B	12,679.16
Class C	88,058.13
Institutional Class	266,981.14
	$ 727,323

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,064 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 1,706
Institutional Class	.55%	630
		$ 2,336

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,602 and $9,832, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 7,392,821	$ 15,650,148
Class T	4,407,754	9,302,602
Class B	259,379	695,454
Class C	2,026,403	4,205,413
Institutional Class	7,677,695	12,559,071
Total	$ 21,764,052	$ 42,412,688

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	2,601,305	9,760,470	$ 32,344,671	$ 124,410,750
Reinvestment of distributions	382,058	852,921	4,741,725	10,886,847
Shares redeemed	(9,642,889)	(8,240,048)	(119,104,716)	(105,208,202)
Net increase (decrease)	(6,659,526)	2,373,343	$ (82,018,320)	$ 30,089,395

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	773,935	1,482,052	$ 9,671,083	$ 18,917,573
Reinvestment of distributions	244,042	514,609	3,036,098	6,585,190
Shares redeemed	(2,906,375)	(2,947,560)	(35,975,259)	(37,675,820)
Net increase (decrease)	(1,888,398)	(950,899)	$ (23,268,078)	$ (12,173,057)
Class B
Shares sold	22,989	294,345	$ 283,215	$ 3,729,725
Reinvestment of distributions	12,505	33,391	154,769	424,661
Shares redeemed	(437,582)	(923,177)	(5,396,220)	(11,722,002)
Net increase (decrease)	(402,088)	(595,441)	$ (4,958,236)	$ (7,567,616)
Class C
Shares sold	807,062	3,366,657	$ 10,088,162	$ 42,974,274
Reinvestment of distributions	100,479	203,401	1,249,629	2,604,042
Shares redeemed	(2,690,440)	(2,553,639)	(33,307,094)	(32,743,842)
Net increase (decrease)	(1,782,899)	1,016,419	$ (21,969,303)	$ 12,834,474
Institutional Class
Shares sold	7,491,571	17,088,391	$ 92,315,714	$ 217,057,842
Reinvestment of distributions	252,123	493,177	3,114,925	6,276,304
Shares redeemed	(7,470,620)	(6,261,763)	(91,934,902)	(79,644,251)
Net increase (decrease)	273,074	11,319,805	$ 3,495,737	$ 143,689,895

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0611
1.784901.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2011

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	.78%
Actual		$ 1,000.00	$ 978.50	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.78%
Actual		$ 1,000.00	$ 979.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.45%
Actual		$ 1,000.00	$ 975.20	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 974.80	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 980.30	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.1	14.3
Texas	13.3	12.7
New York	10.4	9.5
Illinois	10.3	9.9
Florida	6.1	4.8
Top Five Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.5	32.1
Health Care	18.9	19.2
Water & Sewer	9.0	9.1
Transportation	8.8	8.8
Special Tax	8.2	7.7
Weighted Average Maturity as of April 30, 2011
		6 months ago
Years	8.9	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2011
6 months ago
Years	8.6	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2011	As of October 31, 2010
AAA 10.8%	AAA 11.4%
AA,A 79.5%	AA,A 74.5%
BBB 6.4%	BBB 6.5%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 1.8%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,538,475
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,063,730
		2,602,205
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,086,910
5.25% 10/1/20 (FSA Insured)	1,600,000	1,720,256
5.25% 10/1/21 (FSA Insured)	850,000	902,683
5.25% 10/1/26 (FSA Insured)	500,000	514,350
5.25% 10/1/28 (FSA Insured)	1,600,000	1,639,248
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,221,869
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,200,000	1,286,124
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,024,720
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,340,341
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,242,262
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,548,647
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,156,780
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,700,000	1,646,739
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	961,570
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,123,020
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,405,609
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,049,620
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,565,013
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	933,900
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.: - continued
5.25% 12/1/22	$ 1,500,000	$ 1,444,935
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	820,000	783,289
		33,597,885
California - 16.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,645,632
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI, 5% 12/1/16 (c)	3,400,000	3,860,870
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	5,631,800
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	652,217
Series A, 5% 7/1/18	1,400,000	1,591,674
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,071
5% 11/1/24	2,400,000	2,490,144
5% 6/1/27 (AMBAC Insured)	600,000	605,448
5% 9/1/27	1,410,000	1,428,302
5% 3/1/31	1,800,000	1,779,786
5% 9/1/31	1,500,000	1,482,915
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	835,333
5% 9/1/32	1,600,000	1,552,912
5% 8/1/33	900,000	862,632
5% 9/1/33	1,800,000	1,725,120
5% 9/1/35	1,600,000	1,507,600
5.125% 11/1/24	600,000	611,862
5.25% 2/1/16	1,000,000	1,078,880
5.25% 2/1/24	1,000,000	1,021,530
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	504,345
5.25% 2/1/28	1,200,000	1,211,004
5.25% 2/1/33	2,000,000	1,981,920
5.25% 12/1/33	20,000	19,816
5.25% 3/1/38	2,600,000	2,505,646
5.25% 11/1/40	700,000	672,630
5.5% 8/1/27	2,100,000	2,199,330
5.5% 8/1/29	2,800,000	2,902,872
5.5% 8/1/30	2,000,000	2,053,860
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 5,400,000	$ 5,422,356
5.5% 3/1/40	1,000,000	1,007,560
6% 3/1/33	2,550,000	2,726,205
6% 4/1/38	5,300,000	5,543,800
6% 11/1/39	11,700,000	12,262,302
6.5% 4/1/33	3,850,000	4,223,219
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	1,000,000	1,022,640
Series 2009 E, 5.625% 7/1/25	2,000,000	2,058,460
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	894,231
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,125,372
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,560,725
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,135,919
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,073,540
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (f)	25,000	32,630
6.5% 10/1/38	1,375,000	1,474,935
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	1,052,670
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,943,600
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,654,608
5% 11/1/21	1,760,000	1,798,122
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,005,580
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,013,540
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,751,119
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,438,322
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,610,695
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,425,000	$ 1,490,593
Series 2009 G1, 5.75% 10/1/30	600,000	601,944
Series 2009 I:
6.125% 11/1/29	400,000	422,048
6.375% 11/1/34	1,000,000	1,036,770
Series 2010 A, 5.75% 3/1/30	1,000,000	1,003,340
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,473,474
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	928,550
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,900,000	7,369,200
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,208,220
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,300,993
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	531,979
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,488
5.75% 1/15/40	600,000	499,350
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,174,848
5% 6/1/45	1,000,000	810,650
Series 2007 A1, 5% 6/1/33	400,000	262,068
5% 6/1/45 (FSA Insured)	105,000	89,091
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,066,020
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,214,980
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	313,008
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,999,480
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,294,956
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,114,900
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	898,880
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,052,430
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,067,900
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,101,690
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,047,538
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,011,880
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	239,640
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	1,995,000	1,813,236
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	433,820
6.5% 8/1/27	1,000,000	1,135,570
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	982,430
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,177,066
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	638,150
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	404,844
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,413,652
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	629,240
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	664,773
5.5% 5/15/20 (AMBAC Insured)	740,000	743,219
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,716,679
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 500,000	$ 500,640
5.75% 5/15/30	5,985,000	6,463,501
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,028,150
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,007,457
Series A, 5% 7/1/15	1,025,000	1,086,008
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	718,550
		175,862,194
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (f)	1,810,000	2,013,535
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (f)	1,200,000	890,484
0% 7/15/22 (Escrowed to Maturity) (f)	2,800,000	1,871,632
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	883,693
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,779,680
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	220,476
Series A, 5% 7/1/14	570,000	557,289
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,238,394
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	1,021,440
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	803,325
Series 2010 A, 0% 9/1/41	2,000,000	173,820
Series 2010 C, 5.25% 9/1/25	1,000,000	908,810
		15,362,578
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	$ 2,000,000	$ 2,293,760
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,270,940
		5,564,700
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,183,272
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,896,791
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,723,888
Series B, 4.75% 6/1/32	500,000	444,850
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,548,672
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	696,740
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,280,973
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,159,350
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	687,463
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,842,348
		17,464,347
Florida - 6.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,007,310
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,089,340
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,530,345
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,603,755
5% 6/1/17 (FSA Insured)	1,000,000	1,058,960
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,500,000	2,512,650
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 600,000	$ 607,434
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Pre-Refunded to 6/1/12 @ 101) (f)	1,000,000	1,065,850
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	1,814,416
Series 2006 E, 5% 6/1/35	700,000	709,254
Series 2010 B, 5.125% 6/1/40	7,500,000	7,682,850
Series A, 5.5% 6/1/38	400,000	419,636
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,085,470
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	542,805
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,177,624
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	971,180
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	486,103
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	80,692
Series 2006 G:
5% 11/15/16	95,000	104,718
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,856
5.125% 11/15/18	965,000	1,034,191
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	41,221
Series 2008 B, 6% 11/15/37	2,000,000	2,038,700
Series B:
5% 11/15/14	875,000	950,329
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	141,604
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,444,577
5% 7/1/19	2,230,000	2,318,442
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (f)	1,000,000	1,377,280
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (f)	535,000	656,017
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	$ 1,000,000	$ 1,025,460
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	990,690
Series 2009 B, 5% 10/1/18	4,790,000	5,102,979
Series Three 2010 D, 5% 10/1/38	1,600,000	1,576,448
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,421,595
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,700,000	2,578,986
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	1,847,240
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,109,100
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,596,720
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,002,581
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	958,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,118,634
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	524,620
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,339,282
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,257,695
		65,008,949
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,056,770
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	8,970,000	8,307,117
Series 2009 A:
6% 11/1/25	3,000,000	3,257,340
6.25% 11/1/39	3,500,000	3,620,995
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,212,826
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	768,515
Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,800,000	1,257,570
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	$ 930,000	$ 930,660
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,559,775
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,378,637
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,427,204
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,700,000	1,906,065
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,597,180
		33,280,654
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,250,000	1,371,525
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,581,376
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,269,960
		2,851,336
Illinois - 10.3%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,064,921
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	712,260
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,222,788
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	2,923,146
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	301,001
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,478,703
Series A:
5% 1/1/42 (AMBAC Insured)	25,000	21,696
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	243,002
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 525,000	$ 496,088
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,560
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,405,000	1,309,277
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	305,000	305,769
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,300,884
Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,352
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,420,342
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,088,250
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,131,999
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	304,332
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,200
Series 2010 A, 5.25% 11/15/33	3,250,000	3,254,778
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,402,805
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	295,684
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,222,013
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,506,112
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,059,460
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	904,990
Series 2010:
5% 2/15/22	1,000,000	969,930
5.25% 2/15/30	2,600,000	2,377,752
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,153,524
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,300,000	$ 1,239,186
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,189,812
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,357,450
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,723,870
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,375,440
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	5,000,000	5,044,400
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,600,000	2,488,018
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,537,800
Series 2009 D, 6.625% 11/1/39	1,445,000	1,487,815
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,805,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,097,305
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,190,040
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,123,683
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,490
Series 2006, 5.5% 1/1/31	1,000,000	989,260
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,311,739
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,101,764
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,859,580
5.25% 5/15/32 (FSA Insured)	360,000	330,181
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,033,370
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	529,770
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,937,978
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,340,240
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 1,000,000	$ 767,760
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,291,587
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (f)	235,000	210,090
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	623,246
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,092,819
Lake County Forest Preservation District Series 2007 A, 0.557% 12/15/13 (d)	885,000	867,433
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,918,460
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,203,264
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	505,000
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,365,439
Series 2010 B1, 0% 6/15/44	3,900,000	438,438
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,548,956
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	629,189
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,392,756
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	193,890
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,451
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	995,650
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,058,320
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,700,000	$ 3,342,099
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,030,528
Series 2009 A, 5.75% 4/1/38	2,940,000	2,962,109
Series 2010 A:
5% 4/1/25	1,000,000	1,006,390
5.25% 4/1/30	1,000,000	995,200
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,940,245
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	902,800
0% 11/1/16 (FSA Insured)	1,100,000	905,729
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	902,190
		112,073,047
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,958,743
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,299,733
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	929,010
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	1,852,040
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,129,520
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,071,092
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	822,630
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,067,910
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,081,250
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,014,479
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	2,007,200
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	704,101
5% 7/1/35	500,000	512,080
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,004,490
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,881,817
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	744,177
		27,080,272
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	55,000	57,626
5.125% 6/1/39	70,000	63,757
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,211,352
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,380,000	3,426,576
		4,759,311
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	1,983,201
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	369,093
5.25% 11/15/16	955,000	1,041,580
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,052,450
Olathe Health Facilities Rev.:
(Olathe Med. Ctr. Proj.) Series 2010 A, 5% 9/1/30	1,000,000	916,410
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Olathe Health Facilities Rev.: - continued
Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	$ 1,000,000	$ 1,014,140
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	300,966
5% 11/15/17	500,000	539,805
		7,217,645
Kentucky - 1.2%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,203,310
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	999,990
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	952,000
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,569,775
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	3,505,000	3,383,727
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,208,301
		13,317,103
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,868,296
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,616,848
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,007,130
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,655,471
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,260
0% 9/1/15 (AMBAC Insured)	700,000	580,384
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	385,000	376,557
		8,113,946
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 1,100,000	$ 1,149,720
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,024,160
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,321,775
		3,495,655
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	509,715
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	400,000	327,140
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,752,296
5.75% 7/1/13 (Escrowed to Maturity) (f)	405,000	426,234
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,059,840
Series 2010, 5.125% 7/1/39	900,000	834,912
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	833,569
6% 1/1/38	2,800,000	2,847,292
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	916,920
		9,507,918
Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,430,856
Massachusetts Gen. Oblig.:
Series 2007 A, 0.774% 5/1/37 (d)	1,000,000	763,090
Series 2007 C:
5% 8/1/37	4,800,000	4,832,880
5.25% 8/1/24	2,200,000	2,424,444
Series 2009 C, 5% 7/1/21	4,135,000	4,690,951
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	892,310
5.125% 7/1/38	1,000,000	864,240
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,073,370
Series G, 5.375% 7/1/24	245,000	245,103
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	$ 5,000,000	$ 5,330,300
5% 8/15/30	4,500,000	4,628,745
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	656,688
Massachusetts St Dev. Fin. Ag Series I, 6.75% 1/1/36	1,000,000	985,710
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,008
		28,828,695
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,734,614
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,126,455
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,136,990
Series 2006, 5% 7/1/36	2,800,000	2,346,428
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,454,554
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,734,660
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,090,580
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,502,194
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,557,261
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,121,070
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,150,358
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,003,860
Series 2008 A, 5.75% 5/15/38	1,000,000	1,000,550
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,651,450
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	711,780
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 600,000	$ 681,660
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,053,520
		25,057,984
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,686,226
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (f)	3,865,000	4,117,307
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (e)	1,000,000	1,077,530
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,069,220
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,223,662
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	969,210
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	989,270
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,222,648
Series 2003 11, 5.25% 12/1/18	1,000,000	1,075,670
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,103,480
Series 2009, 5.75% 7/1/39	1,600,000	1,498,480
		16,032,703
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,089,948
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	854,446
		1,944,394
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 1,800,000	$ 1,792,854
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (d)	1,100,000	904,002
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,376,388
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	973,770
		3,254,160
Nevada - 0.7%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,008,120
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,061,900
5.625% 7/1/32	3,000,000	3,159,360
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,860
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,760
		7,351,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,730,898
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	100,191
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,032,490
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	947,060
		3,810,639
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	796,929
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,023,820
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,038,840
5.25% 3/1/23	2,000,000	2,049,920
5.25% 3/1/25	1,500,000	1,526,370
5.25% 3/1/26	915,000	929,484
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,039,040
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,702,272
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	998,450
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	425,768
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,022,600
		12,553,493
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,818,899
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,204,940
		4,023,839
New York - 10.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,612,950
5.75% 5/1/21 (FSA Insured)	1,200,000	1,241,316
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,755,776
5.75% 5/1/25 (FSA Insured)	600,000	629,154
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,673,640
5% 2/15/47	1,200,000	1,004,184
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,429,484
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,067,360
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	$ 880,000	$ 970,130
Series 2005 G, 5% 8/1/15	1,000,000	1,132,280
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,584,330
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,202,920
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,383,834
Series 2009 I-1, 5.625% 4/1/29	600,000	644,886
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	501,930
Series 2003 A, 5.125% 6/15/34	2,000,000	2,007,720
Series 2003 E, 5% 6/15/34	1,600,000	1,607,552
Series 2005 D:
5% 6/15/37	400,000	402,192
5% 6/15/38	1,300,000	1,306,643
5% 6/15/39	500,000	498,475
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,364,608
Series 2009 A, 5.75% 6/15/40	2,300,000	2,468,889
Series 2009 CC, 5% 6/15/34	2,100,000	2,121,168
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,833,210
Series FF 2, 5.5% 6/15/40	3,000,000	3,102,900
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,045,810
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,075,720
Series 2009 S4:
5.5% 1/15/39	850,000	872,984
5.75% 1/15/39	1,600,000	1,673,680
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,023,370
6% 11/1/28 (b)	2,000,000	2,051,640
Series 2004 B, 5% 8/1/32	1,300,000	1,312,519
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,009,350
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,005,790
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,671,660
Series 2007 A, 5% 3/15/32	2,400,000	2,437,632
Series 2009 A, 5% 2/15/34	1,100,000	1,116,918
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,200,000	$ 1,255,356
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,076,070
Series 2007 B, 5.25% 7/1/24	200,000	199,422
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,530
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,133,100
Series B, 5% 11/15/34	1,200,000	1,203,288
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,119,621
Series 2008 A, 5.25% 11/15/36	3,700,000	3,658,893
Series 2008 C, 6.5% 11/15/28	1,000,000	1,110,360
Series 2010 D, 5.25% 11/15/40	1,400,000	1,373,190
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,560,270
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,642,512
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,620,975
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,195,909
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	980,000	1,030,274
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,047,790
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,465,020
5.5% 6/1/14	440,000	441,492
5.5% 6/1/16	4,700,000	4,714,805
5.5% 6/1/17	4,000,000	4,012,960
Series 2003B 1C:
5.5% 6/1/14	360,000	361,220
5.5% 6/1/15	1,700,000	1,705,695
5.5% 6/1/16	1,000,000	1,003,270
5.5% 6/1/17	1,600,000	1,605,184
5.5% 6/1/18	2,800,000	2,886,968
5.5% 6/1/19	1,600,000	1,691,440
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/21	$ 5,000,000	$ 5,264,000
5.5% 6/1/22	1,500,000	1,574,235
		113,853,453
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	501,190
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,400,000	1,460,956
		1,962,146
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,015,110
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (e)	1,000,000	1,031,860
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,312,122
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,162,236
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	355,529
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	1,800,000	1,823,886
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,079,060
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,047,360
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,557,584
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,010,070
Series 2010 B, 5% 1/1/20	1,300,000	1,442,467
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	1,750,000	1,776,583
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,421,863
		16,035,730
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	$ 750,000	$ 711,428
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,189,945
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,255,678
		4,157,051
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,375,220
Series A-2:
5.875% 6/1/47	400,000	267,476
6.5% 6/1/47	1,000,000	732,920
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	896,470
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,269,360
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,605,225
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	411,037
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,353,492
		7,911,200
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,820,854
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,047,680
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,103,826
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,608,195
		7,580,555
Oregon - 0.6%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,201,764
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (Pre-Refunded to 5/1/11 @ 101) (f)	$ 1,715,000	$ 1,732,150
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	567,960
5.75% 8/1/26	1,000,000	1,128,450
5.75% 8/1/28	500,000	558,170
5.75% 8/1/29	500,000	556,170
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,167,850
		6,912,514
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	942,778
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,088,373
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,347,063
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,629,308
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	815,899
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,912
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,100,256
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,008,540
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,494,180
Series 2009 D, 5.5% 12/1/41	2,400,000	2,371,872
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	518,245
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	586,542
Ninth Series, 5.25% 8/1/40	800,000	740,432
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	653,370
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 206,066
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,033,600
		20,005,436
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,609,725
Series 2006 C, 5.25% 1/1/15 (e)	1,000,000	1,023,960
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	626,022
5.75%, tender 7/1/17 (d)	1,100,000	1,162,271
Series N, 5.5% 7/1/22	1,100,000	1,120,020
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,800,000	368,452
Series 2009 A, 6% 8/1/42	1,400,000	1,400,742
		8,311,192
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,062,550
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	2,840,000	3,051,296
		4,113,846
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,993,563
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,059,660
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,105,426
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	268,908
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,031,090
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	$ 5,000,000	$ 5,068,850
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,038,150
		13,565,647
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,046,550
5% 12/15/15	1,500,000	1,556,805
5% 12/15/16	1,500,000	1,545,015
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,014,150
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,440,908
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,853,879
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (e)	1,600,000	1,662,160
		10,119,467
Texas - 13.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,209,516
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,135,800
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	809,630
Austin Elec. Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,267,331
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,134,900
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	304,791
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	909,621
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,533,500
Series 2008A, 5.25% 2/1/23	2,240,000	2,499,101
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,160,050
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Corsicana Independent School District 5.125% 2/15/28	$ 1,015,000	$ 1,080,650
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,262,758
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,836,741
5.25% 12/1/38	5,600,000	5,708,360
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,548,050
Series 2009 A, 5% 11/1/24	1,000,000	1,021,160
Series A:
5% 11/1/42	3,000,000	2,717,910
5.25% 11/1/12 (e)	1,000,000	1,057,250
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	343,845
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (f)	1,280,000	1,370,240
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,496,088
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,615,350
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,342,980
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,070
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(e)	1,500,000	1,532,490
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,151,025
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,028,160
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	589,440
5.25% 10/1/24	370,000	392,085
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (f)	230,000	261,841
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,307,676
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,040,200
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	$ 1,000,000	$ 1,033,790
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	1,300,000	1,336,114
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,533,349
0% 8/15/13	1,300,000	1,269,892
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,103,045
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	860,310
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,957,752
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,990,296
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	996,028
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	731,122
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,034,040
Lewisville Independent School District 0% 8/15/19	2,340,000	1,777,230
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,131,955
Longview Independent School District 5% 2/15/37	1,000,000	1,005,990
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,329,458
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	689,878
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,060,240
Mansfield Independent School District:
5.375% 2/15/26	145,000	145,312
5.5% 2/15/17	25,000	25,904
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,284,895
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,000,720
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,111,790
Series 2008 A, 6% 1/1/24	2,000,000	2,161,260
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	880,759
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 1,800,000	$ 1,831,554
6% 9/1/41	1,000,000	1,058,290
Northwest Texas Independent School District 5.5% 8/15/21	170,000	180,628
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	1,900,000	1,926,980
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	425,776
5.375% 8/15/37	2,000,000	2,099,140
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,765,784
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,660,235
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,091,220
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,329,417
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,639,985
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	400,000	404,172
5% 10/1/41	1,800,000	1,801,260
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,246,898
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,164,658
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,251,524
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,500,465
Series 2008, 4.75% 4/1/37	2,900,000	2,870,014
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,682,516
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	49,919
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	976,195
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,528,830
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,227,492
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 1,400,000	$ 1,422,148
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,801,151
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,633,966
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,110,380
5% 4/1/23	1,500,000	1,640,040
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,772,544
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,062,350
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,820,484
5.5% 2/15/37	2,100,000	2,187,759
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,470,154
		145,800,666
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,231,428
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	401,572
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,012,750
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,645,578
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,001,420
		5,061,320
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 4,000,000	$ 4,297,720
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	390,332
		4,688,052
Washington - 4.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	820,660
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,950,000	2,024,022
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,042,540
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,320
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,043,700
5% 1/1/35	2,000,000	2,015,820
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,808,708
Series 2008, 5.75% 1/1/43	3,600,000	3,822,156
Series 2009, 5.25% 1/1/42	1,000,000	1,012,500
Spokane County School District #81 5.25% 12/1/18 (Pre-Refunded to 6/1/13 @ 100) (f)	1,000,000	1,096,180
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,089,530
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,140
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity) (f)	1,200,000	953,376
Series S5, 0% 1/1/18	2,230,000	1,838,568
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,195,300
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,028,120
Series 2010 A, 5% 8/15/18	2,295,000	2,428,179
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,055,470
Series 2006 D, 5.25% 10/1/33	1,000,000	1,012,020
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,403,136
5.7% 7/1/38	2,270,000	2,141,450
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	16,867,825
		53,771,720
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	992,780
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	465,000	483,986
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	400,000	425,208
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	343,177
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	66,948
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,129,931
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	446,240
5.75% 7/1/30	500,000	488,055
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	871,400
Series B, 6% 2/15/25	1,500,000	1,500,960
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	494,380
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	900,000	919,818
		7,170,103
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,700,000	$ 1,714,195
TOTAL MUNICIPAL BONDS (Cost $1,072,174,356)		1,078,139,532
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,523,055
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,073,674,356)		1,079,662,587
NET OTHER ASSETS (LIABILITIES) - 1.2%		12,575,715
NET ASSETS - 100%		$ 1,092,238,302
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,767
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.5%
Health Care	18.9%
Water & Sewer	9.0%
Transportation	8.8%
Special Tax	8.2%
Electric Utilities	7.7%
Others* (Individually Less Than 5%)	10.9%
100.0%
* Includes net other assets
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $1,911,450 of which $1,172,353 and $739,097 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,073,674,356)		$ 1,079,662,587
Cash		2,399,349
Receivable for investments sold		2,012,404
Receivable for fund shares sold		1,456,687
Interest receivable		16,165,317
Prepaid expenses		1,047
Other receivables		1,599
Total assets		1,101,698,990

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,891,572
Payable for fund shares redeemed	3,053,114
Distributions payable	1,521,458
Accrued management fee	330,385
Distribution and service plan fees payable	231,362
Other affiliated payables	408,105
Other payables and accrued expenses	24,692
Total liabilities		9,460,688

Net Assets		$ 1,092,238,302
Net Assets consist of:
Paid in capital		$ 1,089,941,258
Undistributed net investment income		430,750
Accumulated undistributed net realized gain (loss) on investments		(4,121,937)
Net unrealized appreciation (depreciation) on investments		5,988,231
Net Assets		$ 1,092,238,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($347,887,468 ÷ 27,887,050 shares)	$ 12.47

Maximum offering price per share (100/96.00 of $12.47)	$ 12.99
Class T: Net Asset Value and redemption price per share ($219,474,605 ÷ 17,547,317 shares)	$ 12.51

Maximum offering price per share (100/96.00 of $12.51)	$ 13.03
Class B: Net Asset Value and offering price per share ($14,046,421 ÷ 1,129,142 shares)A	$ 12.44

Class C: Net Asset Value and offering price per share ($123,533,081 ÷ 9,881,761 shares)A	$ 12.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($387,296,727 ÷ 31,190,561 shares)	$ 12.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Interest		$ 26,308,556
Income from Fidelity Central Funds		6,767
Total income		26,315,323

Expenses
Management fee	$ 2,084,545
Transfer agent fees	727,323
Distribution and service plan fees	1,507,616
Accounting fees and expenses	114,844
Custodian fees and expenses	7,493
Independent trustees' compensation	2,151
Registration fees	69,047
Audit	25,813
Legal	2,518
Miscellaneous	5,614
Total expenses before reductions	4,546,964
Expense reductions	(17,770)	4,529,194
Net investment income (loss)		21,786,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,210,487)
Change in net unrealized appreciation (depreciation) on investment securities		(50,294,833)
Net gain (loss)		(52,505,320)
Net increase (decrease) in net assets resulting from operations		$ (30,719,191)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,786,129	$ 42,466,021
Net realized gain (loss)	(2,210,487)	(514,042)
Change in net unrealized appreciation (depreciation)	(50,294,833)	41,887,893
Net increase (decrease) in net assets resulting from operations	(30,719,191)	83,839,872
Distributions to shareholders from net investment income	(21,764,052)	(42,412,688)
Share transactions - net increase (decrease)	(128,718,200)	166,873,091
Total increase (decrease) in net assets	(181,201,443)	208,300,275

Net Assets
Beginning of period	1,273,439,745	1,065,139,470
End of period (including undistributed net investment income of $430,750 and undistributed net investment income of $408,673, respectively)	$ 1,092,238,302	$ 1,273,439,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Income from Investment Operations
Net investment income (loss) E	.239	.465	.479	.476	.488	.504
Net realized and unrealized gain (loss)	(.521)	.450	.991	(1.094)	(.185)	.193
Total from investment operations	(.282)	.915	1.470	(.618)	.303	.697
Distributions from net investment income	(.238)	(.465)	(.480)	(.477)	(.488)	(.505)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.238)	(.465)	(.480)	(.552)	(.583)	(.667)
Net asset value, end of period	$ 12.47	$ 12.99	$ 12.54	$ 11.55	$ 12.72	$ 13.00
Total Return B, C, D	(2.15)%	7.42%	12.96%	(5.06)%	2.39%	5.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.79%	.78%	.73%	.68%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.78%	.73%	.68%
Expenses net of all reductions	.78% A	.78%	.79%	.74%	.70%	.63%
Net investment income (loss)	3.87% A	3.64%	3.96%	3.85%	3.82%	3.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 347,887	$ 448,794	$ 403,580	$ 235,466	$ 160,903	$ 144,183
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Income from Investment Operations
Net investment income (loss) E	.239	.467	.481	.480	.484	.493
Net realized and unrealized gain (loss)	(.511)	.449	.990	(1.098)	(.177)	.181
Total from investment operations	(.272)	.916	1.471	(.618)	.307	.674
Distributions from net investment income	(.238)	(.466)	(.481)	(.477)	(.482)	(.492)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.238)	(.466)	(.481)	(.552)	(.577)	(.654)
Net asset value, end of period	$ 12.51	$ 13.02	$ 12.57	$ 11.58	$ 12.75	$ 13.02
Total Return B, C, D	(2.07)%	7.41%	12.94%	(5.05)%	2.42%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.77% A	.77%	.78%	.74%	.74%	.73%
Net investment income (loss)	3.87% A	3.65%	3.97%	3.85%	3.78%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,475	$ 253,136	$ 256,358	$ 233,891	$ 281,113	$ 310,132
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.197	.379	.397	.396	.398	.407
Net realized and unrealized gain (loss)	(.520)	.451	.993	(1.096)	(.185)	.193
Total from investment operations	(.323)	.830	1.390	(.700)	.213	.600
Distributions from net investment income	(.197)	(.380)	(.400)	(.395)	(.398)	(.408)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.197)	(.380)	(.400)	(.470)	(.493)	(.570)
Net asset value, end of period	$ 12.44	$ 12.96	$ 12.51	$ 11.52	$ 12.69	$ 12.97
Total Return B, C, D	(2.48)%	6.73%	12.26%	(5.70)%	1.68%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.45% A	1.44%	1.45%	1.40%	1.40%	1.39%
Net investment income (loss)	3.20% A	2.98%	3.30%	3.19%	3.12%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,046	$ 19,838	$ 26,607	$ 31,611	$ 48,172	$ 65,114
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Income from Investment Operations
Net investment income (loss) E	.191	.370	.390	.384	.388	.396
Net realized and unrealized gain (loss)	(.521)	.448	.999	(1.096)	(.187)	.192
Total from investment operations	(.330)	.818	1.389	(.712)	.201	.588
Distributions from net investment income	(.190)	(.368)	(.389)	(.383)	(.386)	(.396)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.190)	(.368)	(.389)	(.458)	(.481)	(.558)
Net asset value, end of period	$ 12.50	$ 13.02	$ 12.57	$ 11.57	$ 12.74	$ 13.02
Total Return B, C, D	(2.52)%	6.60%	12.19%	(5.77)%	1.58%	4.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.53%	1.49%	1.49%	1.48%
Net investment income (loss)	3.10% A	2.89%	3.22%	3.09%	3.03%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,533	$ 151,847	$ 133,834	$ 72,444	$ 60,971	$ 62,799
Portfolio turnover rate G	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Income from Investment Operations
Net investment income (loss) D	.251	.492	.506	.504	.508	.520
Net realized and unrealized gain (loss)	(.509)	.443	.993	(1.093)	(.180)	.196
Total from investment operations	(.258)	.935	1.499	(.589)	.328	.716
Distributions from net investment income	(.252)	(.495)	(.509)	(.506)	(.513)	(.524)
Distributions from net realized gain	-	-	-	(.075)	(.095)	(.162)
Total distributions	(.252)	(.495)	(.509)	(.581)	(.608)	(.686)
Net asset value, end of period	$ 12.42	$ 12.93	$ 12.49	$ 11.50	$ 12.67	$ 12.95
Total Return B, C	(1.97)%	7.62%	13.29%	(4.86)%	2.60%	5.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.55%	.55%	.54%	.53%	.54%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.54%	.53%	.54%
Expenses net of all reductions	.55% A	.55%	.55%	.50%	.50%	.49%
Net investment income (loss)	4.10% A	3.87%	4.20%	4.08%	4.02%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,297	$ 399,826	$ 244,761	$ 164,402	$ 132,581	$ 61,573
Portfolio turnover rate F	6% A	7%	6%	14%	27%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,608,397
Gross unrealized depreciation	(20,307,770)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,300,627
Tax cost	$ 1,073,361,960

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,844,822 and $104,021,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 482,693	$ 23,029
Class T	-%	.25%	288,326	5,609
Class B	.65%	.25%	73,561	53,575
Class C	.75%	.25%	663,036	156,408
			$ 1,507,616	$ 238,621

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,301
Class T	4,171
Class B*	38,741
Class C*	17,419
$ 107,632

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 227,304.12
Class T	132,301.12
Class B	12,679.16
Class C	88,058.13
Institutional Class	266,981.14
	$ 727,323

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,064 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 1,706
Institutional Class	.55%	630
		$ 2,336

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,602 and $9,832, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 7,392,821	$ 15,650,148
Class T	4,407,754	9,302,602
Class B	259,379	695,454
Class C	2,026,403	4,205,413
Institutional Class	7,677,695	12,559,071
Total	$ 21,764,052	$ 42,412,688

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	2,601,305	9,760,470	$ 32,344,671	$ 124,410,750
Reinvestment of distributions	382,058	852,921	4,741,725	10,886,847
Shares redeemed	(9,642,889)	(8,240,048)	(119,104,716)	(105,208,202)
Net increase (decrease)	(6,659,526)	2,373,343	$ (82,018,320)	$ 30,089,395

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class T
Shares sold	773,935	1,482,052	$ 9,671,083	$ 18,917,573
Reinvestment of distributions	244,042	514,609	3,036,098	6,585,190
Shares redeemed	(2,906,375)	(2,947,560)	(35,975,259)	(37,675,820)
Net increase (decrease)	(1,888,398)	(950,899)	$ (23,268,078)	$ (12,173,057)
Class B
Shares sold	22,989	294,345	$ 283,215	$ 3,729,725
Reinvestment of distributions	12,505	33,391	154,769	424,661
Shares redeemed	(437,582)	(923,177)	(5,396,220)	(11,722,002)
Net increase (decrease)	(402,088)	(595,441)	$ (4,958,236)	$ (7,567,616)
Class C
Shares sold	807,062	3,366,657	$ 10,088,162	$ 42,974,274
Reinvestment of distributions	100,479	203,401	1,249,629	2,604,042
Shares redeemed	(2,690,440)	(2,553,639)	(33,307,094)	(32,743,842)
Net increase (decrease)	(1,782,899)	1,016,419	$ (21,969,303)	$ 12,834,474
Institutional Class
Shares sold	7,491,571	17,088,391	$ 92,315,714	$ 217,057,842
Reinvestment of distributions	252,123	493,177	3,114,925	6,276,304
Shares redeemed	(7,470,620)	(6,261,763)	(91,934,902)	(79,644,251)
Net increase (decrease)	273,074	11,319,805	$ 3,495,737	$ 143,689,895

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0611
1.784902.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 24, 2011